Note 7 - Balance Sheet Disclosures - Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Note 7 - Interim condensed balance sheet disclosures - Financial Liabilities (Details)
Loans and participation rights	€ 3,740	€ 3,718	€ 3,665
Lease liabilities	2,406	2,635	1,669
Total non-current financial liabilities	6,146	6,353	5,335
Loans and participation rights		31	2,240
Mandatory convertible notes			6,859
Lease liabilities		441	289
Total current financial liabilities	€ 532	€ 472	€ 9,388